Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Balance, at beginning of the period	$ 18,863
Additions	1,211
Amortization and write-off	(3,203)
Balance, at end of the period	16,871
Less: Current portion of financing costs	(4,657)
Financing costs, non-current portion	$ 12,214